Long-Term Investments, Net (Details) ¥ in Thousands		1 Months Ended		12 Months Ended
	May 15, 2021	Nov. 30, 2017	Jan. 31, 2016	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 17, 2017
Long-Term Investments, Net (Details) [Line Items]
Investment percentage			10.00%
Equity interest		5.00%
Full impairment loss						¥ 1,430
AnPac Beijing [Member]
Long-Term Investments, Net (Details) [Line Items]
Percentage of investment, owned							35.00%
AnPac Beijing [Member] | Minimum [Member]
Long-Term Investments, Net (Details) [Line Items]
Percentage of shareholding interest							18.00%
Advanced Life Therapeutics Co., Ltd. (“Advanced Life”) [Member]
Long-Term Investments, Net (Details) [Line Items]
Registered capital, percentage	40.00%